OFFIT Variable Insurance, Inc.

    OFFIT VIF-Value Equity Fund, OFFIT VIF-U.S. Government Fund,
     OFFIT VIF-U.S. Small Cap Fund, OFFIT VIF-High Yield Fund,
            OFFIT VIF-Emerging Markets Bond Fund and
               OFFIT VIF-Global Convertible Fund

              Supplement dated February 5, 2002 to
            Statement of Additional Information dated
         April 30, 2001 as Supplemented October 17, 2001

The following information replaces and supercedes the information contained in the Statement of Additional Information dated April 30, 2001 as supplemented October 17, 2001:

1.   On page 19, the disclosure relating to Dr. Wallace Mathai-
Davis entitled "Management of the Company - Directors and
Officers" should be deleted. The following information should be added:


Name, Address       Position(s) Held       Principal Occupation(s)
and Age)            with the Company       Past 5 Years

F. Daniel Prickett  Chairman of the Board, Chief Executive Officer,
OFFITBANK           President, and         OFFITBANK (investment adviser)
520 Madison Avenue  Director              (2001-present); founder and
New York, NY 10022                        group executive of the Private
Age: 56 Years                             Capital Management Group of
                                          First Union (1995-2001);one
                                          Additional Chairman of the
                                          Board, President, and Director
                                          position with the OFFIT Fund
                                          Complex.




            INVESTORS SHOULD RETAIN THIS SUPPLEMENT
          WITH THE STATEMENT OF ADDITIONAL INFORMATION
                   FOR FUTURE REFERENCE.



[PAGE BREAK]



                  OFFIT Variable Insurance, Inc.

     OFFIT VIF-LATIN AMERICA EQUITY AND OFFIT VIF-MORTGAGE
                        SECURITIES FUND

                Supplement dated February 5, 2002 to
              Statement of Additional Information dated
           April 30, 2001 as Supplemented October 17, 2001

The following information replaces and supercedes the information contained in the Statement of Additional Information dated April 30, 2001 as Supplemented October 17, 2001:

1.  On page 17, the disclosure relating to Dr. Wallace Mathai-
Davis entitled "Management of the Company - Directors and
Officers" should be deleted. The following information should be added:

Name, Address       Position(s) Held       Principal Occupation(s)
and Age)            with the Company       Past 5 Years

F. Daniel Prickett  Chairman of the Board, Chief Executive Officer,
OFFITBANK           President, and         OFFITBANK (investment adviser)
520 Madison Avenue  Director              (2001-present); founder and
New York, NY 10022                        group executive of the Private
Age: 56 Years                             Capital Management Group of
                                          First Union (1995-2001);one
                                          Additional Chairman of the
                                          Board, President, and Director
                                          position with the OFFIT Fund
                                          Complex.



              INVESTORS SHOULD RETAIN THIS SUPPLEMENT
            WITH THE STATEMENT OF ADDITIONAL INFORMATION
                     FOR FUTURE REFERENCE.



[PAGE BREAK]



                 OFFIT Variable Insurance, Inc.

                  OFFIT VIF -TOTAL RETURN FUND

               Supplement dated February 5, 2002 to
             Statement of Additional Information dated
           April 30, 2001 as Supplemented October 17, 2001

The following information replaces and supercedes the information contained in the Statement of Additional Information dated April 30, 2001 as Supplemented October 17, 2001:

1.   On page 15, the disclosure relating to Dr. Wallace Mathai-
Davis entitled "Management of the Company - Directors and
Officers" should be deleted. The following information should be added:

Name, Address       Position(s) Held       Principal Occupation(s)
and Age)            with the Company       Past 5 Years

F. Daniel Prickett  Chairman of the Board, Chief Executive Officer,
OFFITBANK           President, and         OFFITBANK (investment adviser)
520 Madison Avenue  Director              (2001-present); founder and
New York, NY 10022                        group executive of the Private
Age: 56 Years                             Capital Management Group of
                                          First Union (1995-2001);one
                                          Additional Chairman of the
                                          Board, President, and Director
                                          position with the OFFIT Fund
                                          Complex.



            INVESTORS SHOULD RETAIN THIS SUPPLEMENT
         WITH THE STATEMENT OF ADDITIONAL INFORMATION
                    FOR FUTURE REFERENCE.